Leases - Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	€ 40,409	€ 45,078	€ 0
Impairment charge for the year	(19,425)	(21,651)	(19,975)
Right-of-use assets, end of period	30,530	40,409	45,078
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Purchases	2,192	12,111	5,804
Modifications	2,350	73	13
Impairment charge for the year	(14,649)	(16,349)	(15,159)
Exchange differences	228	(504)	95
Adjustments due to changes in accounting policies | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Adjustments due to changes in accounting policies	0	0	54,325
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	16,252	15,454
Right-of-use assets, end of period	13,469	16,252	15,454
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	14,889	19,578
Right-of-use assets, end of period	10,509	14,889	19,578
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	6,416	7,329
Right-of-use assets, end of period	4,487	6,416	7,329
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	2,852	2,717
Right-of-use assets, end of period	€ 2,065	€ 2,852	€ 2,717